WARRANTS AND OTHER DERIVATIVE LIABILITIES AND FAIR VALUE MEASUREMENTS	9 Months Ended	12 Months Ended
	Jun. 30, 2024	Sep. 30, 2023
Warrants And Other Derivative Liabilities And Fair Value Measurements
WARRANTS AND OTHER DERIVATIVE LIABILITIES AND FAIR VALUE MEASUREMENTS

NOTE 8 – WARRANTS AND OTHER DERIVATIVE LIABILITIES AND FAIR VALUE MEASUREMENTS

ASC 825-10 defines fair value as the price received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Financial Instruments at Carrying Value That Approximated Fair Value

Certain financial instruments not carried at fair value on the consolidated balance sheets are carried at amounts that approximate fair value due to their short-term nature and credit risk. These instruments include cash and cash equivalents, accounts payable, and debt. Accounts payable are short-term and generally due upon receipt or within 30 to 90 days.

Non-Financial Assets Measured at Fair Value on a Non-Recurring Basis

Non-financial assets must be measured at fair value when acquired as part of a business combination or when an impairment loss is recognized. See Note 14 — Property, Plant, and Equipment and Note 6 – Goodwill and Other Intangible Assets for further information. All these valuations are based on Level 3—Unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of these assets or liabilities.

Financial Liabilities Measured at Fair Value on a Recurring Basis

During nine months ended June 30, 2024 and 2023, the Company had the following financial liabilities measured at fair value on a recurring basis:

Preferred C Warrants

The warrants, which were exercisable for common stock, were issued in connection with the sale of Series C Preferred Stock (the “Preferred C Warrants”) in accordance with the November 2021 Merger Agreement and further amendments. They had an exercise price per share of $8.834 (after the reverse stock splits—$198,765) and a cashless exercise option based on a formula established by relevant contracts.

These warrant liabilities were recognized as liabilities due to requirements of ASC 480 because the variable number of shares to be issued upon cashless exercise (which was deemed to be the predominant exercise option) was based predominantly on a fixed monetary value. These warrant liabilities were also classified as derivates in accordance with ASC 815. At each warrant exercise date and each accounting period end, the warrant liability for the remaining unexercised warrants was carried forward subsequently at fair value.

During the quarter that ended December 31, 2022, the remaining 132 Preferred C Warrants that were outstanding as of September 30, 2022, were fully exercised on a cashless basis.

Preferred D Warrants

In accordance with Series D SPA (see Note 7 - Debt), for every share of Series D Preferred Stock purchased, the investors received 185% (for the final $100 million voluntary investment right expiring June 30, 2023 - 110%) warrants (the “Preferred D Warrants”) exercisable for shares of common stock at an exercise price equal to the lower of (i) $1.27 (after the reverse stock splits - $28,575) or (ii) the market price of common stock on the trading day immediately preceding the purchase notice date. The Preferred D Warrants are exercisable during a five-year period commencing upon issuance. The contracts for the Preferred D Warrants contain cashless exercise provisions similar to the Preferred C Warrants described above. Therefore, management applied similar accounting treatment to the recognition, measurement, and presentation of the warrant liabilities.

In September 2022, the Company received an initial investment amount of $35 million (exercise price was $0.4379, or $9,853 after reverse stock splits) and issued to investors 79,926,925 shares of Series D Preferred Stock and 263 Preferred D Warrants (hereinafter warrants and shares of common stock are presented giving effect to the reverse stock splits, see Note 1 – Description of Business and Basis of Presentation). By September 30, 2022, no Preferred D Warrants were exercised, and all Preferred D Warrants remained outstanding, with a fair value of $55,398,551 on September 30, 2022. During the quarter ended December 31, 2022, all initial Preferred D Warrants were exercised cashless for 10,182 shares of common stock.

In November 2022, the Company received $150,000,000 and issued notes convertible into shares of common stock and Preferred D Warrants in lieu of Series D Preferred Stock. As a result of the conversion of the convertible debt into shares of common stock in November 2022 and February 2023, 43,616 Preferred D Warrants were issued. By June 30, 2023, all these Preferred D Warrants were exercised on a cashless basis for 93,664 shares of common stock.

During April 2023, we exercised our investment rights under the Series D SPA and requested an additional $45 million (exercise price was $0.1 or $2,250 after reverse stock splits), issuing to investors: 273,363,635 Series D Preferred Stock, 7,851 shares of common stock (in lieu of Series D Preferred Stock), and 37,000 Preferred D Warrants (post reverse stock split). The warrant liability recognized initially amounted to $73,260,454. By June 30, 2023, all these Preferred D Warrants were exercised on a cashless basis for 147,672 shares of common stock (post reverse stock split).

In June 2023, we exercised the second half of our investment right for $45 million (exercise price was $0.432 or $388.8 after reverse stock splits) and, in lieu of Series D Preferred Stock, investors received: 60,778 shares of common stock and 54,962 prefunded warrants exercisable for one share of common stock each, as well as 214,120 Preferred D Warrants.

In June 2023, one of the investors exercised their investment rights and invested $7 million (the exercise price was $0.52 or $468 after reverse stock splits). The Company issued, in lieu of Series D Preferred Stock, 14,957 shares of common stock and 27,671 Preferred D Warrants.

The pool of investors exercised final voluntary investment rights under the Series D SPA in June 2023. The Company received $100 million (exercise price was $0.1601, or $144.09 after reverse stock splits, for majority of investors, and $0.1696, or $152.64 after reverse stock splits, for one investor), issuing to investors, in lieu of Series D Preferred Stock: 183,731 shares of common stock and 508,159 prefunded warrants exercisable for one share of common stock each, as well as 761,079 Preferred D Warrants.

Upon initial accounting of these investments, the warrant liability recognized in June 2023 amounted to $254,962,776. By September 30, 2023, some of these prefunded warrants and Preferred D Warrants were exercised on a cashless basis for 2,194,413 shares of common stock (post reverse stock splits).

As of September 30, 2023, none of the prefunded warrants and 382,436 Preferred D Warrants (recognized as liabilities in the consolidated balance sheets) exercisable into 1,438,009 shares of common stock with fair value of $64,739,175 remained outstanding.

During the nine months ended June 30, 2024, all remaining Preferred D Warrants were exercised on a cashless basis for 5,552,919 shares of common stock (post reverse stock splits), and there are no more Preferred D Warrants outstanding.

The fair value of warrant obligations was calculated based on the number and market value of shares that can be issued upon the exercise of the warrants. The number of shares to be issued in accordance with relevant agreements is variable. It depends on (i) the lowest closing market price of shares for 2 days before the exercise and (ii) the multiplicator calculated based on Black Scholes formula where all elements, except for risk-free rate, are fixed on the investment date. Accordingly, the fair value of warrants on the recognition date and on subsequent dates was estimated as a maximum of (i) Black Scholes value for cash exercise of relevant warrants and (ii) current market value of the number of shares the Company would be required to issue upon cashless warrant exercise on a relevant date in accordance with warrant contract requirements. The latter valuation, based on observable inputs (level 2), has been higher and reflects the pattern of the warrants exercise since the inception of the Series D SPA.

At each warrant exercise date and each accounting period end, the warrant liability for the remaining unexercised warrants is restated to current fair value, and the gain or loss from revaluation is recorded in the consolidated statement of operations as a “Gain / (loss) on derivative liability revaluation.”

All the warrants mentioned in this section provide that if the Company issues or sells, enters into a definitive, binding agreement according to which the Company is required to issue or sell or is deemed, pursuant to the provisions of the warrants, to have issued or sold, any shares of common stock for a price per share lower than the exercise price then in effect, subject to certain limited exceptions. The exercise price of the warrants shall be reduced to such lower price per share. In addition, the exercise price and the number of shares of common stock issuable upon exercise of the warrants are subject to adjustment in connection with stock splits, dividends, distributions, or other similar transactions.

Other derivative liabilities

Other derivative liabilities recognized and remeasured subsequently at fair value include embedded derivatives issued with convertible notes (primarily, automatic increase in interest rate upon an event of default and optional conversion features that were not clearly and closely related to the economic characteristics and risks of a debt host), and preferred stock that failed equity presentation when the Company had an insufficient number of authorized shares available to settle all potential future conversion transactions. They were carried at fair value and have been reclassified to equity respectively upon conversion of the notes, and authorization of increase of common stock available for issuance by stockholders of the Company during the three months ending March 2023.

Warrants issued with $50 Million Senior Secured Convertible Notes

On May 14, 2024, upon execution of the Securities Purchase Agreement, the investors purchased an initial aggregate principal amount of $13.2 million, or $12.5 million, including the 5% original issue discount, of Notes and also received 4,793,402 warrants. These warrants are recognized and subsequently carried at fair value. More information is presented in the Note 7 - Debt, $50 Million Senior Secured Convertible Notes and Warrants. The table below classifies these liabilities as having significant other observable inputs (level 2).

Qiantu Warrants

On March 14, 2023, the Company entered into an Intellectual Property and Distribution Agreement (the “IP Agreement”) with Qiantu Motor (Suzhou) Ltd. and two of Qiantu Suzhou’s affiliates (herein “Qiantu”). Pursuant to the IP Agreement, Qiantu granted the Company the exclusive license to use certain of Qiantu’s trademarks and the exclusive right to assemble, manufacture, and sell the homologated vehicles based on the Qiantu K-50 model throughout North America and South America for a period of five years. As a part of consideration for the Company’s entry into the IP Agreement, the Company issued to Qiantu USA warrants to purchase shares of the Company’s common stock (the “Qiantu Warrants”). The Qiantu warrants, per contract, are exercisable at Qiantu USA’s discretion at any time from September 30, 2023, up to and including September 30, 2024. The Qiantu Warrants have anti-dilution provisions similar to those described above, but they provide for an exemption for Series D Preferred Stock transaction rights and obligations that existed when the Qiantu Warrants were issued. As it was expected that the Company may not have a sufficient number of authorized shares of common stock available for issuance during the term of the contract (up to September 2024), and the shares to be issued upon possible exercise of warrants have not been registered, the Qiantu Warrants were recognized at fair value on inception ($6,814,000) and on each subsequent period end. Due to the decline in the market price of shares, the fair value of Qiantu Warrants as of June 30, 2024, decreased to $471,947. The difference was recognized within gains (losses) on derivative liabilities revaluation in the consolidated statements of operations. Upon issuance and revaluation of the instruments, the Company estimated the fair value of these derivatives using the Black-Scholes Pricing Model and binomial option valuation techniques based on the following assumptions: (1) dividend yield of 0%, (2) expected annualized volatility of 198-222%, and (3) risk-free interest rate of 4.3% to 4.7%. The table below classifies these liabilities as having significant unobservable inputs (level 3).

Liabilities settlement agreement (SCC)

On May 13, 2024, the Company entered into a Settlement Agreement and Stipulation (the “SAS”) with Silverback Capital Corporation (“SCC”), pursuant to which the Company agreed to issue common stock to SCC in exchange for the settlement of an aggregate of $4.6 million (the “Settlement Amount”) to resolve outstanding overdue liabilities with different vendors. On May 29, 2024, the Circuit Court of the Twelfth Judicial Circuit in and for Manatee County, Florida, entered an order approving, among other things, the fairness of the terms and conditions of an exchange pursuant to Section 3(a)(10) of the Securities Act in accordance with a stipulation of settlement, pursuant to the SAS between the Company and SCC. Pursuant to the terms of the SAS approved by the order, the Company agreed to issue to SCC shares (the “Settlement Shares”) of common stock. The price of the Settlement Shares is calculated as 75% of the average of the 3 lowest prices traded during the valuation period. The Settlement Agreement provides that the Settlement Shares will be issued in one or more tranches, as necessary, sufficient to satisfy the Settlement Amount through the issuance of securities issued pursuant to Section 3(a)(10) of the Securities Act.

Upon initial recognition of the transaction, the Company derecognized the liability to vendors in the amount of $4.6 million and recognized derivative liabilities to SCC in the amount of $7.0 million, calculated based on the fair value of the shares of common stock that can be issued to SCC to satisfy the claims. The financial result in the amount of $2.3 million was recognized as “Other financing costs—initial recognition of derivative liabilities” in the consolidated statement of operations.

In connection with the SAS, the Company issued 1,022,500 shares of common stock to settle a part of the liability up to June 30, 2024.

As of June 30, 2024, derivative liabilities to SCC in the amount of $3.1 million remain outstanding, calculated as a fair value of 1,307,172 shares of common stock that could be required to settle an obligation on that date. The table below classifies these liabilities as having significant other observable inputs (level 2). If the average of the 3 lowest prices traded during the valuation period were $0.1 less on June 30, 2024, the Company, upon a request from SCC, would potentially be liable to issue approximately 57,800 shares more. If the average of the 3 lowest prices traded during the valuation period were $0.1 higher on June 30, 2024, the Company, upon a request from SCC, would potentially be liable to issue approximately 53,100 shares more. The maximum number of shares that could theoretically be issued under this contract is not explicitly limited. However, SCC may, at its discretion, rescind the contract (and the Company will remain liable to vendors for remaining obligations) under certain conditions, including if the market price of the shares drops to or below $2.50.

Breakdown of items recorded at fair value on a recurring basis in consolidated balance sheets by levels of observable and unobservable inputs as of June 30, 2024 and on September 30, 2023 is presented below:

	June 30, 2024	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Liabilities recorded at fair value on a recurring basis	$29,530,178	$-	$29,058,231	$471,947

	September 30, 2023	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Liabilities recorded at fair value on a recurring basis	$64,863,309	$-	$64,739,175	$124,134

A summary of all changes in liabilities recorded at fair value on a recurring basis is presented below:

Balance, September 30, 2023	$64,863,309
Derivative liabilities recognized upon issuance of convertible instruments	2,140,496
Other warrants recognized upon issuance of convertible instruments	25,861,899
Loss / (gain) on revaluation	805,135
Conversions of derivatives into common shares	(71,126,401)
Derivatives issued upon extinguishment of accounts payable	6,985,740
Balance, June 30, 2024	$29,530,178

Balance, September 30, 2022	$84,799,179
Derivative liabilities recognized upon issuance of convertible instruments	499,737,254
Derivative liability recognized upon authorized shares shortfall	11,978,166
Loss / (gain) on derivative liability revaluation	89,462,559
Reclassification of derivative liabilities to equity upon authorization of sufficient common shares	(47,818,882)
Financing loss upon over-issuance of shares from warrants	8,934,892
Receivables upon over-issuance of shares from warrants	17,721,868
Reclassification to liability to issue shares upon unfinished warrant exercise on period end	(5,378,806)
Conversions of warrants into common shares	(509,117,758)
Balance, June 30, 2023	$150,318,472

NOTE 8 – WARRANTS AND OTHER DERIVATIVE LIABILITIES AND FAIR VALUE MEASUREMENTS

ASC 825-10 defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Company considers the principal or most advantageous market in which it would transact and considers assumptions that market participants would use when pricing the asset or liability, such as inherent risk, transfer restrictions, and risk of non-performance. ASC 825-10 establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. ASC 825-10 establishes three levels of inputs that may be used to measure fair value:

●	Level 1 – Quoted prices in active markets for identical assets or liabilities.

●	Level 2 – Observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities; quoted prices in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which all significant inputs are observable or can be derived principally from or corroborated by observable market data for substantially the full term of the assets or liabilities.

●	Level 3 – Unobservable inputs to the valuation methodology that are significant to the measurement of fair value of assets or liabilities.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement is disclosed and is determined based on the lowest level input that is significant to the fair value measurement.

Financial Instruments at Carrying Value That Approximated Fair Value

Certain financial instruments that are not carried at fair value on the consolidated balance sheets are carried at amounts that approximate fair value, due to their short-term nature and credit risk. These instruments include cash and cash equivalents, accounts payable, and debt. Accounts payable are short-term in nature and generally are due upon receipt or within 30 to 90 days.

Non-Financial Assets Measured at Fair Value on a Non-Recurring Basis

Non-financial assets are only required to be measured at fair value when acquired as a part of business combination or when an impairment loss is recognized. See Note 4 – Acquisition of subsidiaries, Note 14 - Property, Plant, and Equipment and Note 6 – Intangible assets for further information. All these valuations are based on Level 3 – Unobservable inputs to the valuation methodology that are significant to the measurement of fair value of these assets or liabilities.

Financial Liabilities Measured at Fair Value on a Recurring Basis

During the year ended September 30, 2023, the Company had the following financial liabilities measured at fair value on a recurring basis:

Preferred C Warrants

The warrants, which were exercisable for common stock, issued in connection with the sale of Series C Preferred Stock (the “Preferred C Warrants”) in accordance with the November 2021 Merger Agreement and further amendments had an exercise price per share of $8.834 (after the reverse stock splits - $198,765) and a cashless exercise option based on certain formula established by relevant contracts.

These warrant liabilities were recognized as liabilities due to requirements of ASC 480 because the variable number of shares to be issued upon cashless exercise (which was deemed to be the predominant exercise option) is based predominantly on a fixed monetary value.

The initial financial costs recorded upon the issuance of the Preferred C Warrants during the year ended September 30, 2022 was $429,883,573. This amount is comprised of $137,090,205 preferred stock discount (amortized immediately as the preferred stock does not have a stated term of life) and $292,793,368 finance costs (calculated as the difference between fair value of warrant liabilities recognized and the preferred stock discount).

At each warrant exercise date and each accounting period end the warrant liability for the remaining unexercised warrants was marked-to-market value and the resulting gain or loss was recorded.

On February 10, 2022, the terms of the Preferred C Warrants were amended, resulting in a change to the calculated derived dollar amount. The effect of these changes in the amount of $32,735,345 has been accounted for as deemed dividends on preferred stock and decreased additional paid-in capital of the Company.

During the year ended September 30, 2022, 1,864 (giving effect to the reverse stock splits, see Note 1) Preferred C Warrants were exercised on a cashless basis resulting in the issuance of 23,698 shares of common stock, with a total fair market value of $554,371,539 at the date of exercise.

During the quarter ended December 31, 2022, 132 Preferred C Warrants that remained outstanding as at September 30, 2022 were fully exercised.

Preferred D Warrants

In accordance with Series D SPA for every share of Series D Preferred Stock purchased, the investors received 185% (for the final $100 million voluntary investment right expiring June 30, 2023 - 110%) warrants (the “Preferred D Warrants”) exercisable for shares of common stock at an exercise price equal to the lower of (i) $1.27 (after the reverse stock splits - $28,575) or (ii) the market price of common stock on the trading day immediately preceding the purchase notice date. The Preferred D Warrants are exercisable during a five-year period commencing upon issuance. The contracts for the Preferred D Warrants contain cashless exercise provisions similar to Preferred C Warrants described above. Therefore, management applied similar accounting treatment to recognition, measurement, and presentation of the warrant liabilities.

In September 2022, the Company received initial investment in amount of $35 million (exercise price was $0.4379, or $9,853 after reverse stock splits) and issued to investors 79,926,925 shares of Series D preferred stock, and 263 Preferred D Warrants (hereinafter warrants and shares of common stock are presented giving effect to the reverse stock splits, see Note 1).

By September 30, 2022, no Preferred D Warrants were exercised and all Preferred D Warrants remained outstanding with the fair value on September 30, 2022 in the amount of $55,398,551.

During the quarter ended December 31, 2022, all initial Preferred D Warrants were exercised on a cashless basis for 10,182 shares of common stock.

In November 2022, the Company received $150,000,000 and issued, in lieu of Series D Preferred Stock, notes convertible into shares of common stock and Preferred D Warrants. As a result of the conversion of the convertible debt into shares of common stock in November 2022 and February 2023, 43,616 Preferred D Warrants were issued. By June 30, 2023, all these Preferred D Warrants were exercised on a cashless basis for 93,664 shares of common stock.

During April 2023, we exercised our investment rights under the Series D SPA and requested additional $45 million (exercise price was $0.1 or $2,250 after reverse stock splits) issuing to investors: 273,363,635 Series D Preferred Stock, 7,851 shares of common stock (in lieu of Series D Preferred Stock), and 37,000 Preferred D Warrants (post reverse stock split). The warrant liability recognized initially amounted to $73,260,454. By June 30, 2023 all these Preferred D Warrants were exercised on a cashless basis for 147,672 shares of common stock (post reverse stock split).

In June 2023, we exercised the second half of our investment right for $45 million (exercise price was $0.432 or $388.8 after reverse stock splits) and, in lieu of Series D Preferred Stock, investors received: 60,778 shares of common stock and 54,962 prefunded warrants exercisable for one share of common stock each, as well as 214,120 Preferred D Warrants.

In June 2023, one of the investors exercised their investment rights and invested $7 million (exercise price was $0.52 or $468 after reverse stock splits). The Company issued, in lieu of Series D Preferred Stock, 14,957 shares of common stock and 27,671 Preferred D Warrants.

Final voluntary investment rights under the Series D SPA have been exercised by the pool of investors in June 2023 and the Company received $100 million (exercise price was $0.1601, or $144.09 after reverse stock splits, for majority of investors, and $0.1696, or $152.64 after reverse stock splits, for one the investors), issuing to investors, in lieu of Series D Preferred Stock: 183,731 shares of common stock and 508,159 prefunded warrants exercisable for one share of common stock each, as well as 761,079 Preferred D Warrants.

The warrant liability recognized in June 2023 upon initial accounting of these investments amounted to $254,962,776.

By September 30, 2023, a part of these prefunded warrants and Preferred D Warrants was exercised on a cashless basis for 2,194,413 shares of common stock (post reverse stock splits). As of September 30, 2023, none of prefunded warrants and 382,436 Preferred D Warrants (recognized as liability in the consolidated balance sheets) exercisable into 1,438,009 shares of common stock with fair value of $64,739,175 remained outstanding and their exercise (on a cash or cashless basis) is available to investors for a period of approximately 5 years.

The fair value of warrant obligations is calculated based on the number and market value of shares that can be issued upon exercise of the warrants. The number of shares to be issued in accordance with relevant agreements is variable and depends on (i) lowest closing market price of shares for 2 days before the exercise, and (i) multiplicator calculated based on Black Scholes formula where all elements, except for risk-free rate, are fixed on the investment date. Accordingly, the fair value of warrants on recognition date and on subsequent dates was estimated as a maximum of (i) Black Scholes value for cash exercise of relevant warrants and (ii) current market value of the number of shares the Company would be required to issue upon cashless warrant exercise on a relevant date in accordance with warrant contract requirements. The latter valuation, based on observable inputs (level 2), has been higher and reflects the pattern of the warrants exercise since the inception of the Series D SPA.

At each warrant exercise date and each accounting period end the warrant liability for the remaining unexercised warrants was marked-to-market value and the resulting gain or loss was recorded in consolidated statement of operations as a “Gain / (loss) on derivative liability revaluation”.

All the warrants mentioned in this section provide that if the Company issues or sells, enters into a definitive, binding agreement pursuant to which he Company is required to issue or sell or is deemed, pursuant to the provisions of the warrants, to have issued or sold, any shares of common stock for a price per share lower than the exercise price then in effect, subject to certain limited exceptions, then the exercise price of the warrants shall be reduced to such lower price per share. In addition, the exercise price and the number of shares of common stock issuable upon exercise of the warrants are subject to adjustment in connection with stock splits, dividends or distributions or other similar transactions.

Other derivative liabilities

Other derivative liabilities recognized and remeasured subsequently at fair value include: embedded derivatives issued with convertible notes (primarily, conversion option), and preferred stock that failed equity presentation when the Company had insufficient number of authorized shares available to settle all potential future conversion transactions, automatic increase in interest rate upon an event of default, and optional conversion feature that were not clearly and closely related to the economic characteristics and risks of a debt host. These derivative liabilities were initially recognized on November 15, 2022, when the Company entered into Amendment No. 3 to the Series D SPA (see Note 7) having an insufficient number of authorized shares of common stock available for issuance upon conversion of preferred stock and convertible notes payable and the exercise of outstanding warrants. They were carried at fair value and have been reclassified to equity respectively upon final conversion of the Notes in February 2023, and upon authorization of increase of common stock available for issuance by stockholders of the Company in January 2023.

Qiantu Warrants

On March 14, 2023, the Company entered into an Intellectual Property and Distribution Agreement (the “IP Agreement”) with Qiantu Motor (Suzhou) Ltd., and two of Qiantu Suzhou’s affiliates (herein “Qiantu”). Pursuant to the IP Agreement, Qiantu granted the Company the exclusive license to use certain of Qiantu’s trademarks and the exclusive right to assemble, manufacture, and sell the homologated vehicles based on the Qiantu K-50 model throughout North America and South America for a period of five years (see Note 19 for more details). These rights will be obtained and the commitment will only be effective upon the Company’s assessment of feasibility and profitability of the project.

As a part of consideration for the Company’s entry into the IP Agreement, the Company issued to Qiantu USA warrants to purchase up to 3,334 (giving effect to the reverse stock splits, see Note 1) shares of the Company’s common stock (the “Qiantu Warrants”).

The Qiantu warrants, per contract, are exercisable at Qiantu USA’s discretion at any time from September 30, 2023 up to and including September 30, 2024 at 110% of the market price of the Company’s common stock at the close of trading on the earlier of (a) when the Company completes its obligations to its Series D Preferred Stock investors; or (b) June 15, 2023, so their exercise price is $234 (giving effect to the reverse stock splits). The Qiantu Warrants have anti-dilution provisions similar to those described above, but they provide for exemption for Series D Preferred Stock transactions rights and obligations that existed on the date the Qiantu Warrants were issued.

As it was expected that the Company may not have a sufficient number of authorized shares of common stock available for issuance during the term of the contract (up to September 2024), and the shares to be issued upon possible exercise of warrants have not been registered, the Qiantu Warrants were recognized at fair value on inception ($6,814,000) and on each subsequent period end. Due to decline in market price of shares the fair value of Qiantu Warrants on September 30, 2023 decreased to $124,133. The difference has been recognized within gains (losses) on derivative liabilities revaluation in the consolidated statements of operations.

Upon issuance and upon revaluation of the instruments, the Company estimated the fair value of these derivatives using the Black-Scholes Pricing Model and binomial option valuation techniques based on the following assumptions: (1) dividend yield of 0%, (2) expected annualized volatility of 198-222%, and (3) risk-free interest rate of 4.3% to 4.7%. These liabilities are classified as having significant unobservable inputs (level 3) in the table below.

Breakdown of items recorded at fair value on a recurring basis in consolidated balance sheets by levels of observable and unobservable inputs as of September 30, 2023 and on September 30, 2022 is presented below:

	September 30, 2023	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Derivative liability	$64,863,309	$-	$64,739,175	$124,134

	September 30, 2022	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Derivative liability	$84,799,179	$-	$84,799,179	$-

A summary of all changes in warrants and other derivative liabilities is presented below:

Balance, September 30, 2022	$84,799,179
Derivative liabilities recognized upon issuance of convertible instruments	501,073,872
Derivative liability recognized upon authorized shares shortfall	11,978,166
Loss / (gain) on derivative liability revaluation	116,256,211
Reclassification of derivative liabilities to equity	(47,818,882)
Financing loss upon over-issuance of shares from warrants	8,934,892
Receivables upon over-issuance of shares from warrants	17,721,868
Conversions of warrants into shares of common stock	(628,081,997)
Balance, September 30, 2023	$64,863,309

Balance, September 30, 2021	$-
Derivative liabilities recognized upon issuance of convertible instruments	484,421,258
Loss / (gain) on derivative liability revaluation	122,803,715
Conversions of warrants into shares of common stock	(555,161,139)
Change in agreement with warrant holders (recognized as deemed dividends)	32,735,345
Balance, September 30, 2022	$84,799,179